Annual Total Returns - FidelityClimateActionFund-AMCIZPRO - FidelityClimateActionFund-AMCIZPRO - Fidelity Climate Action Fund	Jul. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 15, 2021
Fidelity Advisor Climate Action Fund - Class A
Bar Chart Table:
Annual Return 2022	(25.45%)
Annual Return 2023	18.70%